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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06565

Tekla Life Sciences Investors
(Exact name of registrant as specified in charter)

100 Federal Street, 19th Floor, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	6/30/16

Item 1.  Schedule of Investments.

TEKLA LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2016

(Unaudited)

SHARES			VALUE
		CONVERTIBLE PREFERRED AND WARRANTS (Restricted) (a) (b) — 7.7% of Net Assets
		Biotechnology — 1.3%
611,422		Afferent Pharmaceuticals, Inc. Series C	$2,953,174
665,681		BioClin Therapeutics, Inc. Series A	432,693
2,568,939		EBI Life Sciences, Inc. Series A (c)	13,102
933,333		GenomeDx Biosciences, Inc. Series C	1,400,000
			4,798,969
		Health Care Equipment & Supplies — 4.1%
2,338,198		AlterG, Inc. Series C	958,661
79,330		CardioKinetix, Inc. Series C	79
142,574		CardioKinetix, Inc. Series D	363,279
439,333		CardioKinetix, Inc. Series E	1,250,781
403,207		CardioKinetix, Inc. Series F	1,377,355
N/A	(e)	CardioKinetix, Inc. warrants (expiration 12/11/19)	0
N/A	(e)	CardioKinetix, Inc. warrants (expiration 6/03/20)	0
8,822		CardioKinetix, Inc. warrants (expiration 8/15/24)	0
951,000		IlluminOss Medical, Inc. Series AA (c)	951,000
895,848		IlluminOss Medical, Inc. Series Junior Preferred (c)	895,848
5,126,388		Insightra Medical, Inc. Series C (c)	5,126
3,891,340		Insightra Medical, Inc. Series C-2 (c)	3,891
366,171		Insightra Medical, Inc. warrants (expiration 3/31/25) (c)	0
2,013,938		Insightra Medical, Inc. warrants (expiration 5/28/25) (c)	0
1,464,682		Insightra Medical, Inc. warrants (expiration 8/18/25) (c)	0
9,606,373		Palyon Medical Corporation Series A (c)	2,046
18,832,814		Palyon Medical Corporation Series B (c)	1,318
N/A	(e)	Palyon Medical Corporation warrants (expiration 4/26/19) (c)	0
3,280,000		Tibion Corporation Series B	0
N/A	(e)	Tibion Corporation warrants (expiration 07/12/17)	0
N/A	(e)	Tibion Corporation warrants (expiration 10/30/17)	0
N/A	(e)	Tibion Corporation warrants (expiration 11/28/17)	0
2,606,033		Veniti, Inc. Series A (c)	4,781,028
1,307,169		Veniti, Inc. Series B (c)	2,463,491
716,720		Veniti, Inc. Series C (c)	1,514,716
			14,568,619
		Life Sciences Tools & Services — 1.1%
2,161,090		Dynex Technologies, Inc. Series A	1,080,545
98,824		Dynex Technologies, Inc. warrants (expiration 4/01/19)	0
7,877		Dynex Technologies, Inc. warrants (expiration 5/06/19)	0
2,446,016		Labcyte, Inc. Series C	2,849,609
107,178		Labcyte, Inc. Series D	112,323
			4,042,477
		Pharmaceuticals — 1.2%
2,862,324		Euthymics Biosciences, Inc. Series A (c)	2,862
53,948		Neurovance, Inc. Series A (c)	200,147
670,837		Neurovance, Inc. Series A-1 (c)	2,488,805

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Pharmaceuticals — continued
240,770	Ovid Therapeutics, Inc. Series B	$1,499,997
		4,191,811
	TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $32,914,663)	27,601,876

PRINCIPAL AMOUNT
	CONVERTIBLE AND NON-CONVERTIBLE NOTES — 2.7% of Net Assets
	Convertible Notes — 2.7%
	Biotechnology — 0.5%
1,485,000	Merrimack Pharmaceuticals, Inc., 4.50%, due 7/15/20	1,653,919

	Health Care Equipment & Supplies — 0.0%
186,000	Insightra Medical, Inc. Promissory Note (Restricted), 0.00%, due 4/15/17 (c)	0
30,339	Palyon Medical Corporation Promissory Note (Restricted), 8.00%, due 7/15/16 (a) (c)	0
		0
	Pharmaceuticals — 2.2%
93,551	Neurovance, Inc. Cvt. Promissory Note (Restricted), 6.00%, due 3/1/17 (a) (c)	93,551
280,652	Neurovance, Inc. Cvt. Promissory Note (Restricted), 6.00%, due 3/1/17 (a) (c)	280,652
2,000,000	Supernus Pharmaceuticals, Inc., 7.50%, due 5/1/19 (g)	7,687,500
		8,061,703
	TOTAL CONVERTIBLE NOTES	9,715,622

	Non-Convertible Notes (Restricted)(a) (b) — 0.0%
	Health Care Equipment & Supplies — 0.0%
238,286	Tibion Corporation Non-Cvt. Promissory Note, 0.00%, due 12/31/18	0
28,211	Tibion Corporation Non-Cvt. Promissory Note, 0.00%, due 12/31/18	0
	TOTAL NON-CONVERTIBLE NOTES	0
	TOTAL CONVERTIBLE AND NON-CONVERTIBLE NOTES (Cost $4,369,189)	9,715,622

SHARES
	COMMON STOCKS AND WARRANTS — 89.6% of Net Assets
	Biotechnology — 70.5%
76,486	ACADIA Pharmaceuticals Inc. (b)	2,482,736
27,500	Adaptimmune Therapeutics plc (b) (f)	224,125
127,799	Alexion Pharmaceuticals, Inc. (b)	14,921,811
116,453	Alkermes plc (b)	5,033,099
73,025	Alnylam Pharmaceuticals, Inc. (b)	4,052,157
53,557	Amgen Inc.	8,148,698
258,000	Amicus Therapeutics, Inc. (b)	1,408,680

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Biotechnology — continued
811,227	ARCA biopharma, Inc. (b) (c)	$2,352,560
324,491	ARCA biopharma, Inc. warrants (Restricted, expiration 6/11/22) (a) (b) (c)	97,347
477,635	Ardelyx, Inc. (b)	4,169,754
140,560	ARIAD Pharmaceuticals, Inc. (b)	1,038,738
60,000	Bellicum Pharmaceuticals, Inc. (b)	777,600
79,512	Biogen Inc. (b)	19,227,592
154,100	BioMarin Pharmaceutical Inc. (b)	11,988,980
26,545	bluebird bio, Inc. (b)	1,149,133
275,871	Celgene Corporation (b)	27,209,157
40,000	Cellectis S.A. (b) (d) (f)	1,063,600
174,590	Cepheid, Inc. (b)	5,368,642
308,892	Chimerix, Inc. (b)	1,213,946
132,472	Cidara Therapeutics, Inc. (b)	1,365,786
226,826	CytomX Therapeutics, Inc. (b)	2,317,028
120,475	Dynavax Technologies Corporation (b)	1,756,525
329	Eiger BioPharmaceuticals, Inc. warrants (Restricted, expiration 10/10/18) (a) (b)	0
84,000	Epizyme, Inc. (b)	860,160
420,599	Exelixis, Inc. (b)	3,284,878
67,896	Galapagos NV (b) (d)	3,766,191
46,000	Galapagos NV (b) (f)	2,524,603
443,120	Gilead Sciences, Inc.	36,965,070
125,000	Global Blood Therapeutics, Inc. (b)	2,073,750
200,000	Halozyme Therapeutics, Inc. (b)	1,726,000
84,724	Heron Therapeutics, Inc. (b)	1,529,268
259,915	Incyte Corporation (b)	20,788,002
94,564	Inotek Pharmaceuticals Corporation (b)	703,556
86,842	Intellia Therapeutics, Inc. (b)	1,854,077
46,111	Medivation, Inc. (b)	2,780,493
54,600	Merus B.V. (b)	443,625
87,983	Merus B.V. (Restricted) (a)	643,376
170,641	Natera, Inc. (b)	2,058,784
178,519	Neurocrine Biosciences, Inc. (b)	8,113,689
358,000	Novavax, Inc. (b)	2,602,660
769,638	Pieris Pharmaceuticals, Inc. (b)	1,239,117
59,553	Pieris Pharmaceuticals, Inc. (Restricted) (a)	86,292
23,821	Pieris Pharmaceuticals, Inc., Series A warrants (Restricted, expiration 6/8/21) (a) (b)	13,578
11,911	Pieris Pharmaceuticals, Inc., Series B warrants (Restricted, expiration 6/8/21) (a) (b)	8,219
44,622	Regeneron Pharmaceuticals, Inc. (b)	15,583,341
329,949	Retrophin, Inc. (b)	5,876,392
64,000	Sage Therapeutics, Inc. (b)	1,928,320
26,520	Ultragenyx Pharmaceutical Inc. (b)	1,297,093
191,377	Vertex Pharmaceuticals Incorporated (b)	16,462,250
20,000	Xencor, Inc. (b)	379,800

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Biotechnology — continued
13,307	Zafgen, Inc. (b)	$79,709
		253,039,987
	Health Care Equipment & Supplies — 2.9%
495,000	Alliqua BioMedical, Inc. (b)	554,400
130,000	Cercacor Laboratories, Inc. (Restricted) (a) (b)	190,731
93,349	GenMark Diagnostics, Inc. (b)	812,136
55,158	IDEXX Laboratories, Inc. (b)	5,121,972
49,800	Nevro Corp. (b)	3,673,248
7,157	TherOx, Inc. (Restricted) (a) (b)	143
		10,352,630
	Health Care Providers & Services — 0.0%
148,148	InnovaCare Health, Inc. (Restricted) (a) (b) (g)	126,667

	Life Sciences Tools & Services — 5.0%
264,625	Accelerate Diagnostics, Inc. (b)	3,807,954
99,728	Illumina, Inc. (b)	13,999,817
		17,807,771
	Pharmaceuticals — 11.2%
53,342	Akorn, Inc. (b)	1,519,447
17,915	Allergan plc (b)	4,139,977
250,279	Auris Medical Holding AG (b)	1,048,669
129,407	Cynapsus Therapeutics, Inc. (b)	2,167,567
200,000	Depomed, Inc. (b)	3,924,000
29,100	Endo International plc (b)	453,669
233,000	Flamel Technologies SA (b) (f)	2,502,420
48,637	Flex Pharma, Inc. (b)	496,584
124,140	Foamix Pharmaceuticals Ltd. (b)	788,289
35,949	Impax Laboratories, Inc. (b)	1,036,050
56,340	Intra-Cellular Therapies, Inc. (b)	2,187,119
39,692	Jazz Pharmaceuticals plc (b)	5,608,877
181,570	The Medicines Company (b)	6,106,199
207,300	Paratek Pharmaceuticals, Inc. (b)	2,883,543
75,000	Revance Therapeutics, Inc (b)	1,020,000
21,315	Shire plc (f)	3,923,665
88,764	Tetraphase Pharmaceuticals Inc. (b)	381,685
		40,187,760
	TOTAL COMMON STOCKS AND WARRANTS (Cost $246,524,701)	321,514,815

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENT — 3.6% of Net Assets
$12,836,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $12,836,000, 0.03%, dated 06/30/16, due 07/01/16 (collateralized by U.S. Treasury Bond 3.125%, due 02/15/43, market value $13,094,292)	12,836,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $12,836,000)	12,836,000
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 103.6% (Cost $296,644,553)	371,668,313

The accompanying notes are an integral part of this Schedule of Investments.

INTEREST		VALUE
	MILESTONE INTEREST (RESTRICTED) (a) (b) — 0.0% of Net Assets
	Pharmaceuticals — 0.0%
1	Targegen Milestone Interest	$0
	TOTAL MILESTONE INTEREST (Cost $2,962,363)	0
	TOTAL INVESTMENTS - 103.6% (Cost $299,606,916)	371,668,313
	OTHER LIABILITIES IN EXCESS OF ASSETS - (3.6)%	(12,826,780)
	NET ASSETS - 100%	$358,841,533

(a)         Security fair valued. See Investment Valuation and Fair Value Measurements.

(b)         Non-income producing security.

(c)          Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $16,147,490).

(d)         Foreign security.

(e)          Number of warrants to be determined at a future date.

(f)           American Depository Receipt

(g)          Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2016

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the “Trustees”) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible bonds, corporate and government bonds are valued using a third-party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Adviser also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and un- observable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to con- firm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

Federal Income Tax Cost

At June 30, 2016, the cost of securities for Federal income tax purposes was $299,617,429. The net unrealized gain on securities held by the Fund was $72,050,884, including gross unrealized gain of $126,786,634 and gross unrealized loss of $54,735,750.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions involving such companies during the period ended June 30, 2016 were as follows:

Issuer	Value on September 30, 2015		Purchases	Sales	Income	Value on June 30, 2016
ARCA Biopharma, Inc.	$4,408,210					$2,449,907
EBI Life Sciences, Inc.	13,102					13,102
Euthymics Biosciences, Inc.	1,099,991					2,862
IlluminOss Medical, Inc.	—	*	$1,050,000	$99,000		1,846,848
Insightra Medical, Inc.	3,817,204		186,000	—	$3,141	9,017
Neurovance, Inc.	3,964,574		374,203	—	6,983	3,063,155
Palyon Medical Corporation	3,469		—	—	—	3,364
Veniti, Inc.	2,989,998		—	—	—	8,759,235
	$16,296,548		$1,610,203	$99,000	$10,124	$16,147,490

*Not an affiliated holding at September 30, 2015.

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2016

(continued)

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 to value the Fund’s net assets. For the period ended June 30, 2016, there were no transfers between Levels 1 and 2. The Fund accounts for transfers between levels at the beginning of the period.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred and Warrants
Biotechnology			$4,798,969	$4,798,969
Health Care Equipment & Supplies			14,568,619	14,568,619
Life Sciences Tools & Services			4,042,477	4,042,477
Pharmaceuticals			4,191,811	4,191,811
Convertible Notes
Biotechnology		$1,653,919	—	1,653,919
Health Care Equipment & Supplies		—	0	0
Pharmaceuticals		7,687,500	374,203	8,061,703
Non-Convertible Notes
Health Care Equipment & Supplies		—	0	0
Common Stocks and Warrants
Biotechnology	$252,191,175	—	848,812	253,039,987
Health Care Equipment & Supplies	10,161,756	—	190,874	10,352,630
Health Care Providers & Services	—	—	126,667	126,667
Life Sciences Tools & Services	17,807,771	—	—	17,807,771
Pharmaceuticals	40,187,760	—	—	40,187,760
Short-term Investment	—	12,836,000	—	12,836,000
Other Assets	—	—	189,714	189,714
Total	$320,348,462	$22,177,419	$29,332,146	$371,858,027

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Assets	Balance as of September 30, 2015	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers in (out of) Level 3	Balance as of June 30, 2016
Convertible Preferred and Warrants
Biotechnology	$2,624,891	$1,442,136	$1,836,435	$(1,104,493)		$4,798,969
Health Care Equipment & Supplies	15,337,282	265,464	966,132	(2,000,259)		14,568,619
Life Sciences Tools & Services	2,913,225	1,129,252	—	—		4,042,477
Pharmaceuticals	6,564,562	(2,376,853)	4,102	—		4,191,811
Convertible Notes
Health Care Equipment & Supplies	105	(186,105)	186,000	—		0
Pharmaceuticals	0	(1,265)	375,468	—		374,203
Non-Convertible Notes
Health Care Equipment & Supplies	0	—	28,212	(28,212)		0
Common Stocks and Warrants			—
Biotechnology	3,051,084	(2,294,982)	1,293,795	(1,201,085)		848,812
Health Care Equipment & Supplies	118,144	72,730	—	—		190,874
Health Care Providers & Services	314,074	(187,407)	—	—		126,667
Pharmaceuticals	22,386	(22,386)	—	—		0
Other Assets	255,284	—	53,874	(119,444)		189,714
Total	$31,201,037	$(2,159,416)	$4,744,018	$(4,453,493)	$0	$29,332,146
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2016						$(801,760)

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2016

(continued)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at 6/30/2016	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	$309,875	Income approach Black-Scholes	Discount for lack of marketability	20%-50% (44.51)%
	9,979,249	Adjusted capital asset pricing model	Discount rate	20.15%-39.34% (23.37)%
			Price to sales multiple	1.58-4.85 (2.32)
	18,853,308	Market approach, recent transaction	(a)	N/A
	189,714	Probability adjusted value	Probability of events	10%-75% (33.92)%
			Timing of events	0.25-2.58 (1.04) years
$29,332,146

(a) The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds. There is no quantitative information to provide as these methods of measure are investment specific.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represented 8% of the Fund’s net assets at June 30, 2016.

At June 30, 2016, the Fund had commitments of $1,890,000 relating to additional investments in one private company.

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2016

(continued)

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2016. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date		Cost	Carrying Value per Unit		Value
Afferent Pharmaceuticals, Inc.
Series C Cvt. Pfd	7/1/15		$1,501,707	$4.83		$2,953,174
AlterG, Inc.
Series C Cvt. Pfd	4/12/13		1,427,310	0.41		958,661
ARCA biopharma, Inc.
Warrants (expiration 6/11/22)	6/11/15		521	0.30		97,347
BioClin Therapeutics, Inc.
Series A Cvt. Pfd	1/19/16		432,731	0.65		432,693
CardioKinetix, Inc.
Series C Cvt. Pfd	5/22/08		1,653,315	0.00	†	79
Series D Cvt. Pfd	12/10/10		545,940	2.55		363,279
Series E Cvt. Pfd	9/14/11		1,253,611	2.85		1,250,781
Series F Cvt. Pfd	12/04/14		1,377,518	3.42		1,377,355
Warrants (expiration 12/11/19)	12/10/09, 2/11/10		123	0.00		0
Warrants (expiration 6/03/20)	6/03/10, 9/01/10		123	0.00		0
Warrants (expiration 8/15/24)	8/15/14		126	0.00		0
Cercacor Laboratories, Inc. Common	3/31/98		0	1.47		190,731
Dynex Technologies, Inc.
Series A Cvt. Pfd	1/03/12	††	199,963	0.50		1,080,545
Warrants (expiration 4/01/19)	1/03/12	††	60	0.00		0
Warrants (expiration 5/06/19)	1/03/12	††	5	0.00		0
EBI Life Sciences, Inc.
Series A Cvt. Pfd	12/29/11	††	13,597	0.01		13,102
Eiger BioPharmaceuticals, Inc.
Warrants (expiration 10/10/18)	10/10/13		161	0.00		0
Euthymics Biosciences, Inc.
Series A Cvt. Pfd	7/14/10 - 5/21/12		2,635,558	0.00	†	2,862
GenomeDx Biosciences, Inc.
Series C Cvt. Pfd	2/22/16		1,400,289	1.50		1,400,000
IlluminOss Medical, Inc.
Series AA Cvt. Pfd	1/21/16		955,555	1.00		951,000
Series Junior Preferred Cvt. Pfd	1/21/16		1,560,007	1.00		895,848
InnovaCare Health, Inc. Common	12/21/12	††	643,527	0.86		126,667
Insightra Medical, Inc.
Series C Cvt. Pfd	4/29/13 - 4/17/14		2,174,387	0.00	†	5,126
Series C-2 Cvt. Pfd	5/25/15		1,647,367	0.00	†	3,891
Cvt. Promissory Note	4/15/16		186,000	0.00		0
Warrants (expiration 3/31/25)	7/24/15		7	0.00		0
Warrants (expiration 5/28/25)	5/28/15		39	0.00		0
Warrants (expiration 8/18/25)	8/8/15		28	0.00		0
Labcyte, Inc.
Series C Cvt. Pfd	7/18/05		1,283,959	1.17		2,849,609
Series D Cvt. Pfd	12/21/12		68,607	1.05		112,323
Merus B.V. Common	5/6/16		1,172,647	7.31		643,376
Neurovance, Inc.
Series A Cvt. Pfd	12/29/11	††	204,192	3.71		200,147
Series A-1 Cvt. Pfd	10/11/12 - 10/10/13, 3/17/15		2,498,009	3.71		2,488,805
Cvt. Promissory Note	2/23/16		93,867	100.00		93,551
Cvt. Promissory Note	3/14/16		281,601	100.00		280,652
Ovid Therapeutics, Inc.
Series B Cvt. Pfd	8/7/15		1,499,997	6.23		1,499,997
Palyon Medical Corporation
Series A Cvt. Pfd	4/28/09		2,070,077	0.00	†	2,046
Series B Cvt. Pfd	6/28/13		1,314,745	0.00	†	1,318
Cvt. Promissory Note	1/22/15		30,339	0.00		0
Warrants (expiration 4/26/19)	4/25/12		21	0.00		0
Pieris Pharmaceuticals, Inc.
Common	6/7/16		115,535	1.45		86,292
Series A, Warrants (expiration 6/8/21)	6/7/16		2,978	0.57		13,578
Series B, Warrants (expiration 6/8/21)	6/7/16		1,489	0.69		8,219
Targegen Milestone Interest	7/20/10		2,962,363	0.00		0
TherOx, Inc. Common	9/11/00, 7/8/05		2,388,426	0.02		143
Tibion Corporation
Series B Cvt. Pfd	2/23/11		905,158	0.00		0
Non-Cvt. Promissory Note	7/12/12		238,513	0.00		0
Non-Cvt. Promissory Note	4/12/13		28,212	0.00		0
Warrants (expiration 07/12/17)	7/12/12		0	0.00		0
Warrants (expiration 10/30/17)	10/30/12		0	0.00		0
Warrants (expiration 11/28/17)	11/28/12		0	0.00		0
Veniti, Inc.
Series A Cvt. Pfd	2/28/11		2,272,623	1.83		4,781,028
Series B Cvt. Pfd	5/24/13		1,197,746	1.88		2,463,491
Series C Cvt. Pfd	12/12/14		820,163	2.11		1,514,716
			$41,060,842			$29,142,432

(#)    See Schedule of Investments and corresponding footnotes for more information on each issuer.

†            Carrying value per unit is greater than $0.00 but less than $0.01

††     Interest received as part of a corporate action for a previously owned security.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tekla Life Sciences Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	8/26/16

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	8/26/16